Credit Facilities, Long-Term Debt and Lease Liabilities - Credit facilities summarized (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Cash drawings	$ 3,593	$ 3,808
Cash collateral	3	9
Committed
Disclosure of detailed information about borrowings [line items]
Facility size	2,222
Outstanding letters of credit	606
Cash drawings	98
Available capacity	1,518
Non-committed
Disclosure of detailed information about borrowings [line items]
Facility size	400
Outstanding letters of credit	223
Cash drawings	0
Available capacity	177
TransAlta Renewables Inc.
Disclosure of detailed information about borrowings [line items]
Cash collateral	92
Syndicated credit facility | Committed
Disclosure of detailed information about borrowings [line items]
Facility size	1,900	1,950
Outstanding letters of credit	438
Cash drawings	98
Available capacity	1,364
Bilateral credit facilities | Committed
Disclosure of detailed information about borrowings [line items]
Facility size	240
Outstanding letters of credit	146
Cash drawings	0
Available capacity	94
Term Facility
Disclosure of detailed information about borrowings [line items]
Cash drawings	0	$ 400
Heartland EDC letter of credit facility | Committed
Disclosure of detailed information about borrowings [line items]
Facility size	30
Outstanding letters of credit	14
Cash drawings	0
Available capacity	16
Heartland DSR letter of credit facility | Committed
Disclosure of detailed information about borrowings [line items]
Facility size	27
Outstanding letters of credit	8
Cash drawings	0
Available capacity	19
Heartland revolving facility | Committed
Disclosure of detailed information about borrowings [line items]
Facility size	25
Outstanding letters of credit	0
Cash drawings	0
Available capacity	25
Demand facilities | TransAlta Renewables Inc. | Non-committed
Disclosure of detailed information about borrowings [line items]
Facility size	400
Outstanding letters of credit	223
Cash drawings	0
Available capacity	$ 177